Trade and Other Payables - Schedule of Trade and Other Payables (Details) - Trade and Other Payables [Member] - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Payables - Schedule of Trade and Other Payables (Details) [Line Items]
Trade payables	€ 2,838	€ 11,015
Amounts owed to related parties	5,086	2,113
Lease liability – current	75	826
Payroll taxes	134	1,163
Other payables	1,000	196
Trade and other payable	€ 9,133	€ 15,313